Financial instruments (Tables)	12 Months Ended
Nov. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of maturity analysis for non-derivative financial liabilities
The following are amounts due on the contractual maturities of financial liabilities as at November 30, 2024 and 2023.

					2024

	Carrying amount	Total contractual amount	Less than 1 year	From 1 to 2 years	More than 3 years

Accounts payable and accrued liabilities	$24,149	$24,149	$24,149	$-	$-

Long-term debt, including interest (1)	44,432	56,710	7,047	33,375	16,288

Lease liabilities	1,174	2,720	425	448	1,847

	$69,755	$83,579	$31,621	$33,823	$18,135

(1)	Based on actual interest rates.

					2023
	Carrying amount	Total contractual amount	Less than 1 year	From 1 to 2 years	More than 3 years
Accounts payable and accrued liabilities	$28,471	$28,471	$28,471	$-	$-
Facility loan, including interest (1)	57,974	80,141	17,416	50,348	12,377
Lease liabilities	994	1,108	487	516	105

	$87,439	$109,720	$46,374	$50,864	$12,482

(1)	Based on SOFR forward rates. The maturities above reflect the fact that the Marathon Credit Agreement has been amended in the subsequent event period and, as such, the contractual maturities are used.

Summary of currency risk exposure explanatory
The following table presents the significant items in the original currencies exposed to currency risk as at November 30, 2024 and 2023.

		2024		2023
	CA$	EURO	CA$	EURO

Cash	663	27	358	123
Bonds and money market funds	5,516	-	8,543	-
Trade and other receivables	217	12	296	2
Tax credits and grants receivable	234	63	497	145
Accounts payables and accrued liabilities	(9,115)	(890)	(5,395)	(224)
Lease liabilities	(1,307)	(228)	(925)	(288)
Provisions	-	-	(326)	(3,192)

Total exposure	(3,792)	(1,016)	3,048	(3,434)

Summary of applicable exchange rates explanatory
The following exchange rates are those applicable as at November 30, 2024 and 2023.

		2024		2023
	Average rate	Reporting date rate	Average rate	Reporting date rate

CA$ – US$	0.7339	0.7138	0.7404	0.7363
Euro – US$	1.0854	1.0563	1.0792	1.0903

Disclosure of effect of changes in foreign exchange rates

		2024		2023
	CA$	Euro	CA$	Euro

Positive (negative) impact	(190)	(51)	152	(172)